Summary of significant accounting policies - Sales and marketing expenses (Details) - Sales and marketing expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advertising and promotion expenses	¥ 5,401,408	¥ 5,088,880	¥ 2,541,379
Incentives provided to consumers	¥ 7,465,226	¥ 2,100,671	¥ 1,083,868